Organization and description of business (Schedule of Net Assets of SGOCO (Fujian) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivable from sale of a subsidiary		$ 91,379
SGOCO Fujian [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		25
Accounts receivable, trade		32,340
Other receivables		168
Inventories		4,955
Advances to suppliers		75,554
Other current assets		2,108
Plant and equipment, net		132
Short-term loan		(4,086)
Accounts payable, trade		(16,259)
Amounts due to SGOCO and other group entities		(80,404)
Other payables and accrued liabilities		(2,397)
Customer deposits		(595)
Taxes payable		(249)
Deferred tax liabilities		(317)
Net assets as of December 31, 2014 (date of disposal)		10,975
Consideration receivable		10,975
Amounts due to SGOCO and other group entities		80,404
Receivable from sale of a subsidiary		$ 91,379